BALANCE SHEETS - Parenthetical - shares	Dec. 31, 2022	Dec. 31, 2021
BALANCE SHEETS
Common Stock, Shares Authorized	5,000,000	5,000,000
Common Stock, Shares, Issued	2,780,707	2,780,707
Common Stock, Shares, Outstanding	1,255,640	1,255,640
Treasury Stock, Shares	1,525,067	1,525,067